CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Services	$ 398,098	$ 1,101,506	$ 3,297,916	$ 7,227,996
Products			0	82,000
Total Revenues	398,098	1,101,506	3,297,916	7,309,996
COST OF SALES:
Services	530,654	831,345
Products			0	27,882
Services			2,335,775	5,770,149
Total Costs of Sales	530,654	831,345	2,335,775	5,798,031
Gross profit	(132,556)	270,161	962,141	1,511,965
OPERATING EXPENSES:
Professional	489,910	933,887	2,009,546	1,174,706
Payroll and related	406,152	521,400	1,924,185	2,339,223
General and administrative	200,435	429,738	1,407,997	1,654,264
Depreciation	0	2,454	2,455	583,897
Total expenses	1,096,497	1,887,479	5,344,183	15,441,594
Loss from operations	(1,229,054)	(1,617,318)	(4,382,042)	(13,929,629)
OTHER INCOME (EXPENSE)
Derivative gain (loss)	(2,052,882)	(97,585)	(5,436,087)	(650,071)
Gain (loss) on debt extinguishment	367,916	332,530	632,220	(2,248,092)
Interest expense	(361,769)	(385,332)	(1,759,399)	(4,755,386)
Other income, net	0	372,573
Research and development			0	1,750,000
Impairment of goodwill and long-lived assets			0	7,283,276
Amortization	152,494	144,787	0	656,228
Total other income (expense)	(2,046,735)	222,186	(6,145,072)	(7,715,936)
Net loss from continuing operations before income taxes	(3,275,788)	(1,395,132)	(10,527,114)	(21,645,565)
Income taxes	0	0	0	0
Net loss from continuing operations	(3,275,788)	(1,395,132)	(10,527,114)	(21,645,565)
Net loss from discontinued operations	0	77,579	125,524	(104,355)
Net loss before non-controlling interests	(3,275,788)	(1,472,711)
Net loss attributable to TPT Global Tech, Inc. shareholders	(3,331,886)	(1,390,301)
Net (income) loss from non-controlling interests	$ (56,098)	$ 82,410	(17,359)	119,777
Other income (loss), net			$ 418,194	$ (62,387)
Continuing operations	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.06)
Discontinued operations	0	(0.00)	$ 0.00	$ (0.00)
Net loss per common share basic and diluted	$ (0.00)	$ (0.00)
Discontinued operations:
Net income from discontinued operations			$ (577)	$ (104,355)
Basic and diluted	2,751,604,107	1,506,703,199	1,781,846,679	980,582,964
Gain on disposal of discontinued operations			$ 126,101	$ 0
Net loss before non-controlling interests	$ (3,275,788)	$ (1,472,711)	(10,401,590)	(21,749,920)
Deemed dividend related to modification of series A Preferred Stock			0	(39,866,742)
Net loss attributable to TPT Global Tech, Inc. Shareholders			$ (10,418,949)	$ (61,496,885)
Loss per common share-basic and diluted:
Loss per common share-basic and diluted			$ (0.01)	$ (0.06)